Property, Plant & Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	$ 17,874	$ 17,691
Less: Accumulated depreciation	11,975	11,959
Property, plant and equipment—net	5,899	5,731
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	182	179
Buildings and building and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	4,807	4,825
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	8,885	8,895
Production, engineering, office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - gross	$ 4,000	$ 3,792